Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 132,452	$ 131,545
Corporate costs	(20,536)	(23,730)
Depreciation and amortization	(68,310)	(63,547)
Share-based compensation	(9,359)	(7,216)
Restructuring and other costs	(452)	(1,990)
Impairment expense on goodwill and intangible assets	(653)	(82)
Other income, net	12,355	2,547
Loss on disposal of subsidiary and other assets, net	(177)	0
Interest expense, net	(34,965)	(37,456)
Income before taxes	$ 10,355	$ 71